Expense Example, No Redemption {- Franklin Low Duration Total Return Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Low Duration Total Return Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 113
3 Years	406
5 Years	721
10 Years	$ 1,614